Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of provisions by type

Provisions by type
in EUR million	2022	2021
Reorganisation provisions	418	421
Litigation provisions	150	132
Other provisions	484	441
	1,052	995

Summary of changes in provisions

Changes in provisions
	Reorganisation		Litigation		Other		Total
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Opening balance	421	381	132	105	441	205	995	691
Additions	217	310	59	50	227	354	503	715
Interest					-2	-2	-2	-2
Releases	-46	-96	-8	-11	-166	-79	-221	-186
Utilised	-170	-172	-33	-18	-15	-25	-218	-215
Exchange rate differences				-3		-2	-1	-4
Other changes	-4	-3		9	-1	-11	-4	-5
Closing balance	418	421	150	132	484	441	1,052	995